Other equity instruments and own shares (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2017	Sep. 08, 2017
Other equity instruments and own shares
Fidelity Bonds, nominal value								€ 981
Fidelity Bonds, market value	€ 627	€ 598	€ 565					€ 686
Bank's shares owned by consolidated companies as percentage of issued shared capital	0.164%	0.051%	0.075%
Average purchase price of Bank shares (in euro per share)	€ 2.51
Average selling price of Bank shares (in euro per share)	€ 2.56
Net effect on equity from purchase and sale of Bank shares	€ 1	€ 6	€ 0
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Total equity	91,322	110,659	107,361	€ 110,659	€ 106,970	€ 105,493	€ 106,833
Equity instruments issued (not capital)
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Total equity	627	598	565	598	565	525	525
Other equity instruments
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Total equity	€ 163	€ 146	€ 234	€ 146	€ 234	€ 216	€ 216